CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (369)	$ 233	$ 2,791
Other comprehensive income (loss):
Change in marketable securities, net of tax	(3)	2	(5)
Foreign currency translation adjustments	7	2	(2)
Change in pension and other post-retirement benefits net of tax	139	71	44
Change in fair value of cash flow hedge instruments, net of tax	19	8	12
Other comprehensive income (loss)	162	83	49
Comprehensive income (loss)	(207)	316	2,840
Comprehensive income (loss) attributable to:
Newmont stockholders	(267)	1,249	2,878
Noncontrolling interests	60	(933)	(38)
Comprehensive income (loss)	$ (207)	$ 316	$ 2,840